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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.       Name and address of issuer:

                           The Crowley Portfolio Group, Inc.
                           3201-B Millcreek Road
                           Wilmington, DE 19808

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2.        The name of each series or class of securities  for which this Form is filed  (If the Form is being  filed  for all  series  and  classes  of securities of the issuer,  check the box but do not list the series or classes): /X/

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3.       Investment Company Act File Number:                  811-05875

         Securities Act File Number:                          033-30975

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4(a).    Last day of fiscal year for which this Form is filed: November 30, 2001

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4(b).     / / Check box if this Form is being  filed  late  (i.e.,  more than 90 calendar  days  after  the  end of the  issuer's  fiscal  year).  (See
          Instruction A.2)

Note:     If the  Form  is  being  filed  late,  interest  must  be  paid on the registration fee due.

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4(c).     /__/  Check  box if this is the last  time the  issuer  will be filing this Form.

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5. Calculation of registration fee:
   (i)      Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                                         $1,395,872

   (ii)     Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $719,170

   (iii)    Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                                     $0

   (iv)     Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                           -                       $719,170

   (v)      Net sales --- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                          $676,702

   /---------------------------------------------------------------------------/
   /(vi)    Redemption credits available for use in future years      -   $0   /
   /        if Item 5(i) is less than Item 5(iv) [subtract                     /
   /        Item 5(iv) from Item 5(i)]:                                        /
   ----------------------------------------------------------------------------/

   (vii)    Multiplier for determining registration fee (See
            Instruction C.9):                                                  x           0.000092

   (viii)   Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                              =           $62.26

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6.        Prepaid  Shares
          If the response to Item 5(i) was  determined by deducting an amount of securities  that  were  registered  under the  Securities  Act of 1933 pursuant  to rule 24e-2 as in effect  before  October 11,  1997,  then report the  amount of  securities  (number  of shares or other  units)
          deducted here: _______________ If there is a number of shares or other units that were registered  pursuant to rule 24e-2 remaining unsold at the end of the  fiscal  year for  which  this  form is filed  that are available  for use by the issuer in future  fiscal  years,  then state that number here: _____________.

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7.        Interest  due -- if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                               +           $0

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8.        Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                                               =           $62.26

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9.        Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository:

                  February 27, 2002

                  CIK:  0000855049

                        Method of Delivery:
                                                    /X/      Wire Transfer
                                                    /_/      Mail or other means

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                                                              SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By       (Signature and Title)*             /s/Robert A. Crowley
                                            ---------------------------
                                            Robert A. Crowley, President

Date     February 26, 2002

  * Please print the name and title of the signing officer below the signature.